Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of expenses [Abstract]
Disclosure of expense [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Operating costs:
Direct mine and production costs	$68,478	$103,545
Conversion costs	8,240	7,319
Product acquisition costs	4,996	15,354
Royalties	7,052	9,162
Distribution costs	7,418	8,540
Vanadium and warehouse materials inventory write-down (note 5)	14,135	3,624
Depreciation and amortization	26,795	26,048
Ilmenite costs and write-down (note 5)	8,192	444
Iron ore costs	512	722
	$145,818	$174,758
Finance costs:
Interest expense and fees	$9,109	$9,308
Interest on lease liabilities	37	52
Accretion	314	270
	$9,460	$9,630
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	$8,372	$14,962
Share-based payments	1,321	(362)
	$9,693	$14,600
Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$28,675	$29,250